Principal joint ventures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [line items]
Consolidated sales revenue	$ 43,165		$ 40,522		$ 40,030
Depreciation and amortisation	(4,384)		(4,015)		(4,375)
Finance costs	(554)		(552)		(848)
Taxation	(4,147)		(4,242)		(3,965)
Profit after tax for the year	6,972		13,925		8,851
Other comprehensive loss	346		(3,139)		3,088
Total comprehensive income	7,318	[1]	10,786	[1]	$ 11,939
Non-current assets	70,499		70,047
Current assets	17,303		20,168
Non-current liabilities	(31,435)		(30,261)
Net assets	45,242		49,823
Cash and cash equivalents	8,027		10,773
Minera Escondida Limitada [Member]
Disclosure of joint ventures [line items]
Consolidated sales revenue	7,120		7,580
Depreciation and amortisation	(1,693)		(1,727)
Other operating costs	(3,670)		(3,230)
Operating profit	1,757		2,623
Finance costs	(157)		(163)
Taxation	(627)		(873)
Profit after tax for the year	973		1,587
Other comprehensive loss	(17)		0
Total comprehensive income	956		1,587
Non-current assets	12,450		13,027
Current assets	2,250		2,413
Current liabilities	(1,827)		(1,637)
Non-current liabilities	(4,670)		(4,460)
Net assets	8,203		9,343
Cash and cash equivalents	603		697
– current financial liabilities	(807)		(230)
– non-current financial liabilities	(2,380)		(2,763)
Dividends received from joint venture (Rio Tinto share)	666		786
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Consolidated sales revenue	715		810
Depreciation and amortisation	(115)		(120)
Other operating costs	(505)		(440)
Operating profit	95		250
Finance costs	(35)		(35)
Taxation	(10)		(40)
Profit after tax for the year	50		175
Other comprehensive loss	0		0
Total comprehensive income	50		175
Non-current assets	3,045		3,085
Current assets	290		340
Current liabilities	(205)		(230)
Non-current liabilities	(845)		(955)
Net assets	2,285		2,240
Cash and cash equivalents	20		15
– current financial liabilities	(110)		(100)
– non-current financial liabilities	(675)		(795)
Dividends received from joint venture (Rio Tinto share)	$ 0		$ 0

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.